Shareholder Fees - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO	Apr. 29, 2023 USD ($)
FidelitySeriesLong-TermTreasuryBondIndexFund-PRO | Fidelity Series Long-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none